Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Cash in subsidiary bank	$ 612,740	$ 707,274	$ 718,156	$ 671,448
Securities available for sale	571,965	620,360
Other assets	59,579	63,941
Total assets	4,908,008	4,868,806
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	33,383	30,551
Total liabilities	4,449,700	4,436,120
Shareholders' equity	458,308	432,686	413,310	393,444
Total liabilities and shareholders' equity	4,908,008	4,868,806
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	21,773	19,886	$ 18,463	$ 17,034
Investments in subsidiaries	443,692	419,075
Securities available for sale	35	35
Other assets	771	824
Total assets	466,271	439,820
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	7,964	7,134
Total liabilities	7,964	7,134
Shareholders' equity	458,307	432,686
Total liabilities and shareholders' equity	$ 466,271	$ 439,820